Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
23.
Provisions

	Provision for warranty	Provision for warranty
	RMB’000	US$’000
At January 1, 2023	220,114	30,683
Provision made	414,021	57,713
Provision utilized	(375,910)	(52,401)
Disposal of a subsidiary	(2,145)	(299)
At December 31, 2023 and January 1, 2024	256,080	35,696
Provision made	626,255	87,298
Provision utilized	(493,770)	(68,830)
At December 31, 2024	388,565	54,164